Investments in Unconsolidated Real Estate Ventures	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Real Estate Ventures
Note 4. Investments in Unconsolidated Real Estate Ventures
As a result of the SST IV Merger, we acquired six self storage real estate joint ventures located in the Greater Toronto Area of Ontario, Canada, all of which were operating properties as of September 30, 2023. As a result of the SSGT II Merger, we acquired three self storage real estate joint ventures located in the Greater Toronto Area of Ontario, Canada, two of which were operating properties and one of which was under development as of September 30, 2023.
On May 25, 2022, we, as 50% owner and SmartCentres as the other 50% owner of a joint venture subsidiary, purchased a single tenant industrial building located in the city of Burnaby, British Columbia (the “Regent Property”), that we and SmartCentres intend to develop into a self storage facility in the future. Our 50% of the total purchase price for the Regent Property was approximately $3.5 million CAD (or approximately $2.7 million USD), plus closing costs.
On January 12, 2023, we as 50% owner and SmartCentres as the other 50% owner of a joint venture subsidiary, purchased a parcel of land in Whitby, Ontario, (the “North Whitby Property”), that we and SmartCentres are developing into a self storage facility in the future. Our 50% of the initial investment at closing for the North Whitby Property was approximately $2.7 million CAD (or approximately $2.0 million USD), plus closing costs.
These joint venture agreements are with a subsidiary of SmartCentres, an unaffiliated third party, to acquire, develop, and operate self storage facilities. In accordance with such agreements, we intend to fund development costs of approximately one million dollars during the remainder of 2023, and an additional three million dollars, as early as 2024 and 2025.
We account for these investments using the equity method of accounting and they are stated at cost and adjusted for our share of net earnings or losses and reduced by distributions and increased for contributions.

Equity in earnings (loss) will generally be recognized based on our ownership interest in the earnings (loss) of each of the unconsolidated investments, and is recorded in the accompanying consolidated statements of operations. For the three months ended September 30, 2023 and 2022, we recorded net aggregate loss of approximately $0.3 million and $0.2 million respectively, from our equity in earnings related to our unconsolidated real estate ventures in Canada. For the nine months ended September 30, 2023 and 2022, we recorded net aggregate loss of approximately $1.2 million and $0.6 million respectively, from our equity in earnings related to our unconsolidated real estate ventures in Canada.
The following table summarizes our 50% ownership interests in investments in unconsolidated real estate ventures in Canada (the “JV Properties”):

JV Property	Date Real Estate Venture Became Operational	Carrying Value of Investment as of September 30, 2023	Carrying Value of Investment as of December 31, 2022
Dupont (1)	October 2019	$4,021,152	$4,245,434
East York (2)	June 2020	6,120,190	6,039,951
Brampton (2)	November 2020	2,175,893	2,166,186
Vaughan (2)	January 2021	2,539,469	2,625,089
Oshawa (2)	August 2021	1,423,024	1,506,798
Scarborough (2)	November 2021	2,294,815	2,364,175
Aurora (1)	December 2022	2,546,385	2,546,407
Kingspoint (2)	March 2023	3,888,588	3,342,969
Markham (1)	Under Development	1,741,604	1,038,541
Regent (3)	Under Development	2,663,964	2,646,532
North Whitby (4)	Under Development	5,254,198	—

		$34,669,282	$28,522,082

(1)	These joint venture properties were acquired through the SSGT II Merger, which closed on June 1, 2022.
(2)	These joint venture properties were acquired through the SST IV Merger, which closed on March 17, 2021.
(3)	This property is currently leased as a single tenant industrial lease. The joint venture plans to develop this property into a self storage facility in the future.
(4)	This property was acquired on January 12, 2023 in connection with a purchase agreement assumed in the SSGT II Merger.
Potential Future Joint Ventures
We as 50% owner and SmartCentres as the other 50% owner of a joint venture subsidiary were party to two purchase and sale agreements for the acquisition of land in Canada intended to be developed into self storage facilities which had not yet closed. Our 50% portion of the total purchase price for these properties was approximately USD $7.7 million, plus closing costs. There can be no assurance that we will complete these acquisitions. Additionally, we may assign some or all of such purchase and sale agreements to the Managed REITs. If we fail to acquire these properties, in addition to the incurred acquisition costs, we may also forfeit earnest money as a result.
Financing Agreement
In connection with the SST IV Merger, we, through our acquisition of the Oshawa, East York, Brampton, Vaughan, and Scarborough joint venture partnerships, also became party to a master mortgage commitment agreement (the “MMCA I”) with SmartCentres Storage Finance LP (the “SmartCentres Lender”) (the “SmartCentres Loan I”). The SmartCentres Lender is an affiliate of SmartCentres. On August 18, 2021, the Kingspoint Property was added to the MMCA I, increasing the available capacity.
On June 1, 2022, in connection with the SSGT II Merger, we assumed another loan with the SmartCentres Lender. SSGT II had previously entered into a master mortgage commitment agreement on April 30, 2021, which was subsequently modified on October 22, 2021 (the “MMCA II”), with the SmartCentres Lender in the amount of up to approximately $34.3 million CAD (the “SmartCentres Loan II”) (collectively with SmartCentres Loan I, the “SmartCentres Financings”). The borrowers under the SmartCentres Loan II are the joint venture entities in which we (SSGT II prior to June 1, 2022), and SmartCentres each hold a 50% limited partnership interest with respect to the Dupont and Aurora joint venture properties. In connection with the SmartCentres Loan II assumption, we became a recourse guarantor for 50% of the SmartCentres Financings. On September 13, 2022, the Markham Property was added to the MMCA II, increasing the available capacity.
The SmartCentres Loan I and SmartCentres Loan II have an accordion feature such that borrowings pursuant thereto may be increased up to approximately $120 million CAD each, subject to certain conditions set forth in the MMCA I and MMCA II agreements. Additionally, pursuant to the MMCA agreements, the collective borrowings between all SmartCentres Financings, and loans made by the SmartCentres Lender to our affiliates, are limited to an overall combined capacity of $120 million CAD. SmartStop, SmartCentres, and the SmartCentres Lender have agreed to waive the $120 million CAD overall combined capacity constraint.
As of September 30, 2023, approximately $124.2 million CAD or approximately $91.4 million in USD, was outstanding on the SmartCentres Financings. As of December 31, 2022, approximately $116.7 million CAD or approximately $86.1 million USD was outstanding on the SmartCentres Financings. The proceeds of the SmartCentres Financings have been and will generally be used to finance the acquisition, development, and construction of the JV Properties.
The SmartCentres Financings are secured by first mortgages on each of the JV Properties, excluding the Regent Property. Interest on the SmartCentres Financings is a variable annual rate equal to the aggregate of: (i) the BA Equivalent Rate, plus: (ii) a margin based on the External Credit Rating, plus (iii) a margin under the Senior Credit Facility, each as defined and described further in the MMCA I and MMCA II. As of September 30, 2023, the total interest rate was approximately 7.82%.
The SmartCentres Financings, as amended, have a maturity date of May 11, 2024, and each contain two one year extension options. Monthly interest payments initially increase the outstanding principal balance. Upon a JV Property generating sufficient net cash flow, the SmartCentres Financings provide for the commencement of quarterly payments of interest. As of September 30, 2023, the Dupont, East York, Brampton, Vaughan, and Oshawa Properties were generating sufficient net cash flow and therefore were required to and were making such interest payments. The borrowings advanced pursuant to the SmartCentres Financings may be prepaid without penalty, subject to certain conditions set forth in the MMCA I and MMCA II.
The SmartCentres Financings contain customary affirmative and negative covenants, agreements, representations, warranties and borrowing conditions (including a loan to value ratio of no greater than 70% with respect to each JV Property) and events of default, all
as set forth in the MMCA I and MMCA II. We serve as a full recourse guarantor with respect to 50% of the SmartCentres Financings. As of September 30, 2023, the joint ventures were in compliance with all such covenants.

Note 4. Investments in Unconsolidated Real Estate Ventures
As a result of the SST IV Merger, we acquired six self storage real estate joint ventures located in the Greater Toronto Area of Ontario, Canada, five of which were operating properties and one of which was under development as of December 31, 2022. As a result of the SSGT II Merger, we acquired three self storage real estate joint ventures located in the Greater Toronto Area of Ontario, Canada, one of which was an operating property and two of which were under development as of December 31, 2022. On May 25, 2022, we, as 50% owner and SmartCentres as the other 50% owner of a joint venture subsidiary, purchased a single tenant industrial building located in the city of Burnaby, British Columbia (the “Regent Property”), that we and
SmartCentres intend to develop into a self storage facility in the future. Our 50% of the total purchase price for the Regent Property was approximately $3.5 million CAD, plus closing costs.
These joint venture agreements are with a subsidiary of SmartCentres, an unaffiliated third party, to acquire, develop, and operate self storage facilities. In accordance with such agreements, we intend to fund development costs of approximately two million dollars during 2023 and an additional three million dollars, primarily during 2026 and 2027.
We account for these investments using the equity method of accounting and they are stated at cost and adjusted for our share of net earnings or losses and reduced by distributions and increased for contributions. Equity in earnings (loss) will generally be recognized based on our ownership interest in the earnings (loss) of each of the unconsolidated investments, and is recorded in other income (expense) in the accompanying consolidated statements of operations. For the years ended December 31, 2022 and 2021, we recorded net aggregate loss of approximately $0.7 million and $0.5 million respectively, from our equity in earnings related to our unconsolidated real estate ventures in Canada.
The following table summarizes our 50% ownership interests in investments in unconsolidated real estate ventures in Canada (the “JV Properties”):

JV Property	Date Real Estate Venture Became Operational	Carrying Value of Investment as of December 31, 2022	Carrying Value of Investment as of December 31, 2021
Dupont (1)	October 2019	$4,245,434	$—
East York (2)	June 2020	6,039,951	6,393,576
Brampton (2)	November 2020	2,166,186	2,354,346
Vaughan (2)	January 2021	2,625,089	2,871,265
Oshawa (2)	August 2021	1,506,798	1,801,413
Scarborough (2)	November 2021	2,364,175	2,862,677
Aurora (1)	December 2022	2,546,407	—
Kingspoint (2)	March 2023	3,342,969	2,660,007
Markham (1)	Under Development	1,038,541	—
Regent (3)	Under Development	2,646,532	—

		$28,522,082	$18,943,284

(1)	These joint venture properties were acquired through the SSGT II Merger.
(2)	These joint venture properties were acquired through the SST IV Merger.
(3)	This property is currently leased as a single tenant industrial lease. The joint venture plans to develop this property into a self storage facility in the future.
Subsequent to December 31, 2022, on January 12, 2023, we as 50% owner and SmartCentres as the other 50% owner of a joint venture subsidiary, acquired a parcel of land in Whitby, Ontario, that we and SmartCentres intend to develop into a self storage facility in the future. We as 50% owner and SmartCentres as the other 50% owner of a joint venture subsidiary were party to three purchase and sale agreements for the acquisition of land intended to be developed into self storage facilities which had not yet closed. Our 50% portion of the total purchase price for these properties was approximately $7.7 million, plus closing costs. There can be no assurance that we will complete these acquisitions. Additionally, we may assign some or all of such purchase and sale agreements to the Managed REITs. If we fail to acquire these properties, in addition to the incurred acquisition costs, we may also forfeit earnest money as a result.

Financing Agreement
In connection with the SST IV Merger, we, through our acquisition of the Oshawa, East York, Brampton, Vaughan, and Scarborough joint venture partnerships, also became party to a master mortgage commitment agreement (the “MMCA I”) with SmartCentres Storage Finance LP (the “SmartCentres Lender”) (collectively, the “SmartCentres Loan I”). The SmartCentres Lender is an affiliate of SmartCentres.
On August 18, 2021, the Kingspoint property was added to the MMCA I, increasing the available capacity. The SmartCentres Loan I includes an accordion feature such that borrowings pursuant thereto may be increased up to approximately CAD $120 million subject to certain conditions set forth in the MMCA I.
On June 1, 2022, in connection with the SSGT II Merger, we assumed another loan with the SmartCentres Lender. SSGT II had previously entered into a master mortgage commitment agreement on April 30, 2021, which was subsequently modified on October 22, 2021 (the “MMCA II”), with the SmartCentres Lender in the amount of up to approximately $34.3 million CAD (the “SmartCentres Loan II”) (collectively with SmartCentres Loan I, the “SmartCentres Financings”). The borrowers under the SmartCentres Loan II are the joint venture entities in which we (SSGT II prior to June 1, 2022), and SmartCentres each hold a 50% limited partnership interest with respect to the Dupont and Aurora joint venture properties. In connection with the SmartCentres Loan II assumption, we became a recourse guarantor for 50% of the SmartCentres Loan.
On September 13, 2022, the Markham property was added to the MMCA II, increasing the available capacity. The SmartCentres Loan II includes an accordion feature such that borrowings pursuant thereto may be increased up to approximately CAD $120 million subject to certain conditions set forth in the MMCA II.
As of December 31, 2022, approximately CAD $116.7 million or approximately $86.1 million USD was outstanding on the SmartCentres Financings. As of December 31, 2021, approximately CAD $67.2 million or approximately $52.9 million USD was outstanding on the SmartCentres Financings. The proceeds of the SmartCentres Financings will generally be used to finance the acquisition, development, and construction of the JV Properties.
The SmartCentres Financings are secured by first mortgages on each of the JV Properties, excluding the Regent Property. Interest on the SmartCentres Financings is a variable annual rate equal to the aggregate of: (i) the BA Equivalent Rate, plus: (ii) a margin based on the External Credit Rating, plus (iii) a margin under the Senior Credit Facility, each as defined and described further in the MMCA I and MMCA II. As of December 31, 2022, the total interest rate was approximately 6.8%.
The SmartCentres Financings, as amended, have a maturity date of May 11, 2024, and each contain two one year extension options. Monthly interest payments are initially capitalized on the outstanding principal balance. Upon a JV Property generating sufficient Net Cash Flow (as defined in the MMCA I and MMCA II), the SmartCentres Financings provide for the commencement of quarterly payments of interest. As of December 31, 2022, Dupont, East York, Brampton, and Vaughan were generating sufficient net cash flow and therefore were required to and were making such interest payments. The borrowings advanced pursuant to the SmartCentres Financings may be prepaid without penalty, subject to certain conditions set forth in the MMCA I and MMCA II.
The SmartCentres Financings contain customary affirmative and negative covenants, agreements
, representations, warranties and borrowing conditions (including a loan to value ratio of no greater than 70% with respect to each JV Property) and events of default, all as set forth in the MMCA I and MMCA II. We serve as a full recourse guarantor with respect to 50% of the SmartCentres Financings. As of December 31, 2022, we were in compliance with all such covenants.